MINING INTERESTS - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Mining Interests
Property, plant and equipment	$ 1,928.0	$ 1,853.4
New Afton
Mining Interests
Property, plant and equipment	588.4	656.0
Cerro San Pedro
Mining Interests
Property, plant and equipment		0.0
Rainy River
Mining Interests
Property, plant and equipment	979.8	853.9
Blackwater
Mining Interests
Property, plant and equipment	354.6	340.3
Other [Member]
Mining Interests
Property, plant and equipment	5.2	3.2
Depletable [Member]
Mining Interests
Property, plant and equipment	619.7	545.7
Depletable [Member] | New Afton
Mining Interests
Property, plant and equipment	371.4	421.9
Depletable [Member] | Cerro San Pedro
Mining Interests
Property, plant and equipment		0.0
Depletable [Member] | Rainy River
Mining Interests
Property, plant and equipment	248.3	123.8
Depletable [Member] | Blackwater
Mining Interests
Property, plant and equipment	0.0	0.0
Depletable [Member] | Other [Member]
Mining Interests
Property, plant and equipment	0.0	0.0
Non-depletable [Member]
Mining Interests
Property, plant and equipment	409.0	367.6
Non-depletable [Member] | New Afton
Mining Interests
Property, plant and equipment	50.0	26.1
Non-depletable [Member] | Cerro San Pedro
Mining Interests
Property, plant and equipment		0.0
Non-depletable [Member] | Rainy River
Mining Interests
Property, plant and equipment	17.8	14.3
Non-depletable [Member] | Blackwater
Mining Interests
Property, plant and equipment	340.1	326.1
Non-depletable [Member] | Other [Member]
Mining Interests
Property, plant and equipment	1.1	1.1
Plant and Equipment [Member]
Mining Interests
Property, plant and equipment	769.9	812.9
Plant and Equipment [Member] | New Afton
Mining Interests
Property, plant and equipment	149.2	191.6
Plant and Equipment [Member] | Cerro San Pedro
Mining Interests
Property, plant and equipment		0.0
Plant and Equipment [Member] | Rainy River
Mining Interests
Property, plant and equipment	602.1	605.0
Plant and Equipment [Member] | Blackwater
Mining Interests
Property, plant and equipment	14.5	14.2
Plant and Equipment [Member] | Other [Member]
Mining Interests
Property, plant and equipment	4.1	2.1
Construction in Progress [Member]
Mining Interests
Property, plant and equipment	129.4	127.2
Construction in Progress [Member] | New Afton
Mining Interests
Property, plant and equipment	17.8	16.4
Construction in Progress [Member] | Cerro San Pedro
Mining Interests
Property, plant and equipment		0.0
Construction in Progress [Member] | Rainy River
Mining Interests
Property, plant and equipment	111.6	110.8
Construction in Progress [Member] | Blackwater
Mining Interests
Property, plant and equipment	0.0	0.0
Construction in Progress [Member] | Other [Member]
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0